Intangible Assets - Schedule of Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Finite-Lived Intangible Assets [Line Items]
Cost	$ 208,660	$ 48,578
Accumulated amortization	41,378	22,506
Net book value	167,282	26,072
Acquired technology
Finite-Lived Intangible Assets [Line Items]
Cost	161,643	15,556
Accumulated amortization	17,332	7,875
Net book value	144,311	7,681
Software development costs
Finite-Lived Intangible Assets [Line Items]
Cost	27,489	24,963
Accumulated amortization	16,690	9,226
Net book value	10,799	15,737
Acquired customer relationships
Finite-Lived Intangible Assets [Line Items]
Cost	8,435	495
Accumulated amortization	1,016	346
Net book value	7,419	149
Purchased software
Finite-Lived Intangible Assets [Line Items]
Cost	6,973	6,973
Accumulated amortization	5,639	4,503
Net book value	1,334	2,470
Other intangible assets
Finite-Lived Intangible Assets [Line Items]
Cost	4,120	591
Accumulated amortization	701	556
Net book value	$ 3,419	$ 35